Loans Receivable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of loans receivable
Total loans	$ 369,039,250	$ 337,784,984
Deferred fees	1,483,315	964,725
Allowance for loan losses	(3,502,481)	(3,109,775)	(2,775,857)	(2,899,525)
Net loans receivable	367,020,084	335,639,934
Commercial loans
Components of loans receivable
Total loans	53,668,754	50,876,482
Allowance for loan losses	(1,175,484)	(870,461)	(833,607)	(534,995)
Commercial real estate
Components of loans receivable
Total loans	93,427,295	90,251,024
Allowance for loan losses	(1,084,991)	(1,000,304)	(856,712)	(1,309,811)
Consumer loans
Components of loans receivable
Total loans	46,882,632	28,831,129
Allowance for loan losses	(445,468)	(260,697)	(231,634)	(326,123)
Home equity
Components of loans receivable
Total loans	53,150,371	49,424,329
Allowance for loan losses	(295,040)	(300,113)	(281,614)	(264,513)
Residential mortgages
Components of loans receivable
Total loans	121,910,198	118,402,020
Allowance for loan losses	$ (501,498)	$ (678,200)	$ (572,290)	$ (464,083)